Label	Element	Value
Short Term Investments [Member] | Level 1 and 2 of Fair Value Hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	R$ 2,937,029,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	8,128,058,000
Financial assets	ifrs-full_FinancialAssets	8,128,058,000
Financial assets	ifrs-full_FinancialAssets	2,937,029,000
Receivables From Related Parties [Member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	12,837,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	7,200,000
Financial assets	ifrs-full_FinancialAssets	7,200,000
Financial assets	ifrs-full_FinancialAssets	12,837,000
Accounts Receivable From Card Issuers [Member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	14,066,814,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	16,307,155,000
Financial assets	ifrs-full_FinancialAssets	16,307,155,000
Financial assets	ifrs-full_FinancialAssets	14,066,814,000
Trade Accounts Receivable [Member] | Level 2 and 3 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	1,797,956,000
Financial assets	ifrs-full_FinancialAssets	1,797,956,000
Trade Accounts Receivable [Member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	249,417,000
Financial assets	ifrs-full_FinancialAssets	249,417,000
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	14,062,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	43,103,000
Financial assets	ifrs-full_FinancialAssets	43,103,000
Financial assets	ifrs-full_FinancialAssets	14,062,000
Other assets [member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	151,030,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	895,216,000
Financial assets	ifrs-full_FinancialAssets	895,216,000
Financial assets	ifrs-full_FinancialAssets	R$ 151,030,000